Cash, cash equivalents, short-term investments and non-current financial assets - Additional information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) Rate shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [Line Items]
Number of SICAV held (in units/shares) | shares	3
Cash, cash equivalents and financial assets	€ 102,149		€ 102,252
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	553	€ 772
Short-term investments, variation of fair value through the consolidated statement of income (loss)	€ 438	€ 271
SICAV and mutual funds | Minimum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	1
SICAV and mutual funds | Maximum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	7
Cash, cash equivalents, and financial assets denominated in US dollars
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 18,221		€ 20,798